GOODWILL AND INTANGIBLES (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
GOODWILL [Abstract]
Beginning balance		$ 0	$ 45,800
Acquired through business combination	[1]	792	792
Goodwill Impairment	[2]	(44,829)	(44,829)
Foreign currency translation adjustments		(1,763)	(1,763)
Ending balance		$ 0	$ 0

[1]	Resulting from Magrab acquisition, see also Notes 1(d).
[2]	The Company performs its annual testing of goodwill in the fourth quarter of each year in accordance with ASC 350 (see also Note 2l). During the fourth quarter of 2022, the Company conducted an impairment test of its reporting unit. Due to factors such as a decrease in the Company's market value, lower-than-expected projected future cash flows, and higher interest rates, a pre-tax, non-cash goodwill impairment charge of $44,829 was recorded.